Development, Exclusivity and Option Products Agreement (Details) - AbbVie Development Agreement [Member] - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2025	Jun. 30, 2023	Feb. 28, 2021
Development, Exclusivity and Option Products Agreement [Line Items]
Upfront cash payment			$ 14,000
Contingent payment	$ 2,000	$ 10,000